Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible Assets
10. Intangible assets

	Internally generated – Completed	Internally generated – In Process	Acquired software licences	Total
Cost
Balance at December 31, 2017	16,528	3,541	3,351	23,420
Additions	-	7,730	5	7,735
Transfers	10,373	(10,373)	-	-
Balance at December 31, 2018	26,901	898	3,356	31,155
Additions	-	8,438	-	8,438
Transfers	7,948	(7,948)	-	-
Balance at December 31, 2019	34,849	1,388	3,356	39,593
Accumulated depreciation
Balance at December 31, 2017	5,491	-	3,032	8,523
Amortization	3,883	-	91	3,974
Balance at December 31, 2018	9,374	-	3,123	12,497
Amortization	5,764	-	75	5,839
Balance at December 31, 2019	15,138	-	3,198	18,336
Net book value
At December 31, 2018	17,527	898	233	18,658
At December 31, 2019	19,711	1,388	158	21,257

Intangible assets include both internally generated and acquired software with finite useful lives. Amortization of intangible assets of $5,839 for the year ended December 31, 2019 (December 31, 2018 – $3,974, December 31, 2017 - $2,506) is included in technology and development costs.